Income (loss) per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Earnings per share [abstract]
Number of instruments that are antidilutive in period presented (in shares)	8,857,084	29,570,132	28,754,280
Maximum number of shares to be issued (in shares)	8,857,084	6,760,392	6,510,658